UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to:

Frederick R. Bellamy, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2009, is filed herewith

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—98.3%

	Bermuda—1.5%
227,462	Tyco Electronics, Ltd.†	$2,511,180
161,390	XL Capital, Ltd.†	881,189
		3,392,369
	Brazil—1.9%
9,342	Brasil Telecom Participacoes SA, ADR†	337,433
259,200	Centrais Eletricas Brasileiras SA, SP ADR	2,807,136
56,717	Contax Participacoes SA, ADR	51,329
56,717	Tele Norte Leste Participacoes SA, ADR	784,963
1,694	Telemig Celular Participacoes SA, ADR†	60,374
5,560	Tim Participacoes SA, ADR†	69,055
14,491	Vivo Participacoes SA, ADR	189,108
		4,299,398
	Finland—1.4%
262,600	Nokia OYJ	3,065,321

	France—12.2%
1,432,500	Alcatel-Lucent*	2,672,948
165,384	Carrefour SA†	6,439,241
147,600	Credit Agricole SA	1,625,432
49,200	Credit Agricole SA 144A#	541,811
199,740	France Telecom SA	4,544,762
322,600	Natixis	546,407
503,256	Natixis 144A#	852,395
84,900	Renault SA†	1,742,372
149,527	Sanofi-Aventis†	8,375,518
		27,340,886
	Germany—7.7%
135,646	BASF SE	4,091,519
68,800	Bayerische Motoren Werke AG†	1,980,737
185,900	Deutsche Post AG	1,999,257
551,400	Deutsche Telekom AG, Registered†	6,816,522
62,600	Henkel AG & Co. KGaA (Preference)†	1,698,388
28,900	Hypo Real Estate Holding AG†	47,394
533,000	Infineon Technologies AG† *	613,810
63,000	Infineon Technologies AG 144A# *	72,552
		17,320,179
	Italy—6.1%
1,396,080	Intesa Sanpaolo SpA	3,832,518
2,682,238	Telecom Italia SpA	3,451,389
4,975,190	Telecom Italia SpA-RSP	5,049,463
362,200	UniCredit SpA	594,987
1,228,600	Unipol Gruppo Finanziario SpA (Preference)	726,586
		13,654,943
	Japan—29.0%
280,600	Aiful Corp.†	404,347
169,000	Akita Bank, Ltd. (The)	633,251
520,000	Chuo Mitsui Trust Holdings, Inc.†	1,614,719

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Japan (Continued)
220,000	Dai Nippon Printing Co., Ltd.†	$2,024,108
117,238	Daiichi Sankyo Co., Ltd.†	1,967,747
164,300	FUJIFILM Holdings Corp.†	3,610,273
572,000	Hitachi, Ltd.†	1,562,307
894,500	Mitsubishi UFJ Financial Group, Inc.	4,399,397
226,699	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,331,918
2,272,000	Mizuho Financial Group, Inc.	4,429,067
107,400	Nippon Telegraph & Telephone Corp.	4,091,861
94,000	Ono Pharmaceutical Co., Ltd.	4,118,458
94,800	Rohm Co., Ltd.	4,728,341
95,000	Seven & I Holdings Co., Ltd.	2,093,725
387,500	Sompo Japan Insurance, Inc.†	2,027,607
146,000	Sony Corp.†	3,014,755
138,600	Sumitomo Mitsui Financial Group, Inc.†	4,871,930
114,000	Taisho Pharmaceutical Co., Ltd.†	2,121,624
81,400	Takeda Pharmaceutical Co., Ltd.†	2,819,296
164,090	Takefuji Corp.†	774,788
115,800	TDK Corp.	4,369,710
165,800	Tokio Marine Holdings, Inc.†	4,076,483
		65,085,712
	Mexico—2.0%
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	2,738,784
182,100	Telmex Internacional SAB de CV, Series L, ADR	1,669,857
		4,408,641
	Netherlands—8.0%
678,333	Aegon NV	2,624,452
67,900	Akzo Nobel NV†	2,566,524
289,232	Koninklijke Ahold NV	3,161,798
90,501	SNS Reaal 144A#	318,640
548,700	STMicroelectronics NV	2,740,277
228,682	Unilever NV CVA†	4,496,651
132,747	Wolters Kluwer NV	2,147,658
		18,056,000
	New Zealand—0.3%
604,475	Telecom Corp. of New Zealand, Ltd.	785,267

	Portugal—2.4%
686,408	Portugal Telecom SGPS SA, Registered	5,292,286

	South Korea—2.7%
214,900	Korea Electric Power Corp., SP ADR† *	1,966,335
80,200	KT Corp., SP ADR†	1,105,958

The accompanying notes are an integral part of these Schedule of Investments.

Shares			Value (Note 1)

	South Korea (Continued)
199,977	SK Telecom Co., Ltd., ADR		$3,089,645
			6,161,938
	Spain—1.4%
158,983	Telefonica SA		3,164,245

	Sweden—1.7%
464,730	Telefonaktiebolaget LM Ericsson, Series B†		3,741,745

	Switzerland—2.0%
100,300	Swiss Reinsurance, Registered		1,636,879
10,440	Swisscom AG, Registered		2,927,967
			4,564,846
	United Kingdom—18.0%
207,119	AstraZeneca Plc†		7,308,793
905,794	Barclays Plc		1,916,212
322,100	British Sky Broadcasting Group Plc†		1,992,004
260,107	GlaxoSmithKline Plc		4,036,552
261,900	Home Retail Group Plc		840,221
396,879	HSBC Holdings Plc		2,201,722
6,787,100	ITV Plc		1,841,923
826,500	J Sainsbury Plc		3,691,300
2,219,200	Kingfisher Plc		4,739,828
1,454,438	Marks & Spencer Group Plc		6,144,101
59,000	Next Plc†		1,115,584
752,190	Royal Bank of Scotland Group Plc		—
1,089,379	Royal Bank of Scotland Group Plc*		382,578
665,731	Royal Bank of Scotland Group Plc 144A#		233,797
847,201	WM Morrison Supermarkets Plc		3,090,627
308,035	Wolseley Plc 144A# *		1,013,270
			40,548,512

	TOTAL FOREIGN COMMON STOCKS (Cost $424,874,319)		220,882,288

		Expiration Date
	RIGHTS—0.2%

	United Kingdom—0.2%
165,366	HSBC Holdings Plc*
	(Cost $0)	N/A	333,358

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—23.6%
$2,776,651	State Street Bank & Trust (Euro Time Deposit)	0.010%	04/01/2009	2,776,651

Shares

50,323,065	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	50,323,065

The accompanying notes are an integral part of these Schedule of Investments.

TOTAL SHORT-TERM INVESTMENTS (Cost $53,099,716)	$53,099,716

TOTAL INVESTMENTS AT MARKET VALUE—122.1% (Cost $477,974,035)	274,315,362
Other Liabilities in Excess of Assets—(22.1)%	(49,627,052)
NET ASSETS—100.0%	$224,688,310

Notes to the Schedule of Investments:
ADR— American Depositary Receipt
SP ADR— Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2009, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	19.0%
Pharmaceuticals	13.7%
Commercial Banks	12.9%
Food and Staples Retailing	8.2%
Insurance	7.7%
Electronic Equipment, Instruments & Components	5.4%
Communications Equipment	4.2%
Semiconductors and Semiconductor Equipment	3.6%
Multiline Retail	3.2%
Chemicals	3.0%
Media	2.7%
Electric Utilities	2.1%
Specialty Retail	2.1%
Food Products	2.0%
Automobiles	1.7%
Wireless Telecommunication Services	1.5%
Household Durables	1.3%
Air Freight and Logistics	0.9%
Commercial Services & Supplies	0.9%
Household Products	0.8%
Consumer Finance	0.5%
Trading Companies and Distributors	0.5%
Internet and Catalog Retail	0.4%
Diversified Financial Services	0.2%
Short-Term Investments	23.6%
Total	122.1%

The accompanying notes are an integral part of these Schedule of Investments.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

Shares		Value (Note 1)

	COMMON STOCKS—99.3%

	Air Freight and Logistics—1.2%
19,160	United Parcel Service, Inc., Class B	$943,055

	Beverages—3.2%
51,070	PepsiCo, Inc.	2,629,084

	Biotechnology—5.5%
24,810	Celgene Corp.*	1,101,564
60,170	Gilead Sciences, Inc.*	2,787,074
13,740	Myriad Genetics, Inc.† *	624,758
		4,513,396
	Capital Markets—7.3%
14,220	BlackRock, Inc.†	1,849,169
10,740	Goldman Sachs Group, Inc. (The)	1,138,655
29,430	Northern Trust Corp.	1,760,502
42,980	T. Rowe Price Group, Inc.†	1,240,403
		5,988,729
	Chemicals—2.0%
20,200	Monsanto Co.	1,678,620

	Communications Equipment—3.6%
18,680	F5 Networks, Inc.† *	391,346
65,590	QUALCOMM, Inc.	2,552,107
		2,943,453
	Computers and Peripherals—6.8%
23,070	Apple, Inc.*	2,425,118
32,930	International Business Machines Corp.	3,190,588
		5,615,706
	Diversified Financial Services—1.0%
10,430	IntercontinentalExchange, Inc.*	776,722

	Diversified Telecommunication Services—0.9%
73,910	China Unicom, (Hong Kong), Ltd., ADR†	769,403

	Electrical Equipment—1.1%
6,690	First Solar, Inc.† *	887,763

	Energy Equipment and Services—4.3%
48,920	Cameron International Corp.*	1,072,816
23,630	Transocean, Ltd.† *	1,390,389
93,510	Weatherford International, Ltd.† *	1,035,156
		3,498,361
	Food and Staples Retailing—3.4%
63,690	CVS Caremark Corp.	1,750,838
36,480	SYSCO Corp.	831,744

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Food and Staples Retailing (Continued)
14,510	Whole Foods Market, Inc.†	$243,768
		2,826,350
	Food Products—1.1%
32,410	Archer-Daniels-Midland Co.	900,350

	Gas Utilities—0.9%
24,370	Questar Corp.	717,209

	Health Care Equipment and Supplies—3.1%
29,930	Baxter International, Inc.	1,533,015
3,662	Intuitive Surgical, Inc.† *	349,208
17,300	St. Jude Medical, Inc.*	628,509
		2,510,732
	Health Care Providers and Services—1.4%
15,770	DaVita, Inc.*	693,091
9,980	Express Scripts, Inc.*	460,777
		1,153,868
	Hotels, Restaurants & Leisure—1.8%
12,560	Darden Restaurants, Inc.†	430,306
22,160	Wynn Resorts, Ltd.† *	442,535
20,730	Yum! Brands, Inc.	569,660
		1,442,501
	Household Durables—2.4%
2,270	NVR, Inc.† *	970,993
92,350	Pulte Homes, Inc.†	1,009,385
		1,980,378
	Household Products—2.4%
13,910	Clorox Co.†	716,087
20,930	Colgate-Palmolive Co.	1,234,451
		1,950,538
	Insurance—0.8%
34,110	Marsh & McLennan Cos., Inc.	690,728

	Internet and Catalog Retail—2.4%
27,330	Amazon.com, Inc.† *	2,007,115

	Internet Software and Services—3.3%
6,530	Google, Inc., Class A*	2,272,832
24,220	VeriSign, Inc.† *	457,031
		2,729,863
	IT Services—2.5%
23,870	Visa, Inc., Class A†	1,327,172

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
60,450	Western Union Co.	$759,857
		2,087,029
	Media—0.9%
57,370	Cablevision Systems Corp.†	742,368

	Metals and Mining—1.9%
22,050	BHP Billiton, Ltd., SP ADR†	983,430
14,610	Freeport-McMoRan Copper & Gold, Inc.	556,787
		1,540,217
	Multiline Retail—1.6%
30,150	Kohl’s Corp.*	1,275,948

	Oil, Gas and Consumable Fuels—8.5%
32,200	Enbridge, Inc.†	927,360
27,290	Occidental Petroleum Corp.	1,518,688
54,830	Peabody Energy Corp.	1,372,943
44,890	Petrohawk Energy Corp.† *	863,235
29,290	Petroleo Brasileiro SA, ADR	892,466
48,240	Southwestern Energy Co.*	1,432,246
		7,006,938
	Pharmaceuticals—5.8%
50,270	Abbott Laboratories	2,397,879
13,440	Allergan, Inc.	641,894
27,780	Roche Holding AG, SP ADR	955,632
16,520	Teva Pharmaceutical Industries, Ltd., SP ADR	744,226
		4,739,631
	Professional Services—0.8%
37,660	Robert Half International, Inc.†	671,478

	Road and Rail—1.1%
22,790	Union Pacific Corp.	936,897

	Semiconductors and Semiconductor Equipment—6.8%
127,160	Applied Materials, Inc.	1,366,970
50,160	Broadcom Corp., Class A† *	1,002,197
130,340	Intel Corp.	1,961,617
55,200	Lam Research Corp.† *	1,256,904
		5,587,688
	Software—1.2%
22,780	Adobe Systems, Inc.*	487,264
15,030	Salesforce.com, Inc.† *	491,932
		979,196
	Specialty Retail—2.8%
22,900	Best Buy Co., Inc.†	869,284
23,180	Guess?, Inc.†	488,634

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Specialty Retail (Continued)
50,580	Lowe’s Cos., Inc.	$923,085
		2,281,003
	Water Utilities—1.1%
43,730	Aqua America, Inc.†	874,600

	Wireless Telecommunication Services—4.4%
36,030	American Tower Corp., Class A*	1,096,393
37,960	China Mobile, Ltd., SP ADR	1,652,019
52,360	MetroPCS Communications, Inc.† *	894,309
		3,642,721

	TOTAL COMMON STOCKS (Cost $92,827,282)	81,519,638

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—24.8%
$810,987	State Street Bank & Trust (Euro Time Deposit)	0.010%	04/01/2009	810,987

Shares

19,524,163	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	19,524,163

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,335,150)	20,335,150

	TOTAL INVESTMENTS AT MARKET VALUE—124.1% (Cost $113,162,432)	101,854,788
	Other Liabilities in Excess of Assets—(24.1)%	(19,753,855)
	NET ASSETS—100.0%	$82,100,933

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2009, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	24.3%
Health Care	15.7%
Energy	12.8%
Consumer Discretionary	11.9%
Consumer Staples	10.1%
Financials	9.1%
Telecommunication Services	5.4%
Industrials	4.2%
Materials	3.9%
Utilities	1.9%
Short-Term Investments	24.8%
Total	124.1%

The accompanying notes are an integral part of these Schedule of Investments.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

Shares		Value (Note 1)

	COMMON STOCKS—96.9%

	Aerospace & Defense—1.4%
27,250	Goodrich Corp.	$1,032,503
34,990	Orbital Sciences Corp.† *	416,031
		1,448,534
	Auto Components—0.8%
26,700	Autoliv, Inc.†	495,819
27,900	Gentex Corp.†	277,884
		773,703
	Biotechnology—3.4%
86,600	Alkermes, Inc.† *	1,050,458
40,800	BioMarin Pharmaceutical, Inc.† *	503,880
49,300	Cv Therapeutics, Inc.*	980,084
82,700	Nanosphere, Inc.† *	411,019
40,400	Osiris Therapeutics, Inc.† *	557,520
		3,502,961
	Capital Markets—2.0%
68,700	GFI Group, Inc.†	220,527
10,100	Investment Technology Group, Inc.*	257,752
27,900	Raymond James Financial, Inc.†	549,630
18,100	Thomas Weisel Partners Group, Inc.† *	64,798
54,500	Waddell & Reed Financial, Inc., Class A†	984,815
		2,077,522
	Chemicals—2.6%
9,700	Airgas, Inc.	327,957
42,600	Albemarle Corp.	927,402
60,700	Cabot Corp.	637,957
17,500	FMC Corp.	754,950
		2,648,266
	Commercial Banks—0.3%
218,400	CapitalSource, Inc.†	266,448

	Commercial Services & Supplies—3.9%
18,900	Avery Dennison Corp.†	422,226
23,300	Clean Harbors, Inc.† *	1,118,400
140,400	EnergySolutions, Inc.	1,214,460
43,400	Republic Services, Inc.	744,310
28,920	Ritchie Bros. Auctioneers, Inc.†	537,623
		4,037,019
	Communications Equipment—3.3%
44,100	ADTRAN, Inc.†	714,861
38,090	Anaren, Inc.† *	416,705
127,214	Arris Group, Inc.† *	937,567
23,800	Ciena Corp.† *	185,164
29,000	CommScope, Inc.† *	329,440
75,600	Harmonic, Inc.*	491,400

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Communications Equipment (Continued)
175,720	Sonus Networks, Inc.† *	$275,880
		3,351,017
	Computers and Peripherals—2.4%
24,442	Avid Technology, Inc.† *	223,400
26,250	Diebold, Inc.†	560,437
75,900	Hutchinson Technology, Inc.† *	197,340
33,800	Seagate Technology†	203,138
64,000	Western Digital Corp.*	1,237,760
		2,422,075
	Construction and Engineering—3.6%
69,320	Chicago Bridge & Iron Co., NV	434,636
33,480	Fluor Corp.	1,156,734
39,700	Foster Wheeler AG*	693,559
19,680	Jacobs Engineering Group, Inc.† *	760,829
28,200	Quanta Services, Inc.† *	604,890
		3,650,648
	Containers and Packaging—4.3%
171,700	Crown Holdings, Inc.*	3,902,741
37,200	Packaging Corp. of America†	484,344
		4,387,085
	Diversified Consumer Services—0.4%
45,700	Sotheby’s†	411,300

	Diversified Telecommunication Services—0.7%
28,000	Cogent Communications Group, Inc.*	201,600
61,500	Premiere Global Services, Inc.†	542,430
		744,030
	Electrical Equipment—2.4%
28,400	AO Smith Corp.†	715,112
58,700	Belden, Inc.	734,337
10,700	Franklin Electric Co., Inc.†	236,791
17,500	Hubbell, Inc., Class B†	471,800
4,329	SunPower Corp., Class B† *	85,714
8,800	Thomas & Betts Corp.*	220,176
		2,463,930
	Electronic Equipment, Instruments & Components—3.1%
36,500	Cognex Corp.†	487,275
28,900	DTS, Inc./TN† *	695,334
216,900	Flextronics International, Ltd.† *	626,841
17,000	Itron, Inc.† *	804,950
39,700	Jabil Circuit, Inc.†	220,732
17,000	Rogers Corp.*	320,960
		3,156,092
	Energy Equipment and Services—2.9%
7,800	Core Laboratories NV†	570,648
32,800	Dril-Quip, Inc.† *	1,006,960
11,311	ENSCO International, Inc.†	298,610

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
11,200	National-Oilwell Varco, Inc.*	$321,552
33,060	Noble Corp.†	796,416
		2,994,186
	Food Products—0.3%
34,000	Smithfield Foods, Inc.† *	321,640

	Health Care Equipment and Supplies—5.2%
83,100	Cooper Cos., Inc. (The)†	2,197,164
251,600	Dexcom, Inc.† *	1,041,624
205,500	Insulet Corp.† *	842,550
138,900	RTI Biologics, Inc.† *	395,865
63,400	Wright Medical Group, Inc.† *	826,102
		5,303,305
	Health Care Providers and Services—5.3%
33,000	Catalyst Health Solutions, Inc.*	654,060
15,080	Express Scripts, Inc.*	696,243
12,200	Mednax, Inc.*	359,534
139,100	Omnicare, Inc.†	3,406,559
17,000	Patterson Cos., Inc.† *	320,620
		5,437,016
	Hotels, Restaurants & Leisure—0.2%
20,200	Cheesecake Factory (The)† *	231,290

	Industrial Conglomerates—0.3%
17,000	Carlisle Cos., Inc.†	333,710

	Insurance—4.0%
17,300	Everest Re Group, Ltd.†	1,224,840
51,900	Montpelier Re Holdings, Ltd.†	672,624
43,800	OneBeacon Insurance Group, Ltd.†	423,108
55,400	W. R. Berkley Corp.	1,249,270
3,200	White Mountains Insurance Group, Ltd.†	550,112
		4,119,954
	Internet Software and Services—0.4%
29,100	SAVVIS, Inc.*	180,129
27,100	Switch & Data Facilities Co.† *	237,667
		417,796
	IT Services—1.3%
22,700	Global Payments, Inc.†	758,407
66,900	Ness Technologies, Inc.*	197,355
30,170	Perot Systems Corp., Class A*	388,590
		1,344,352
	Life Sciences Tools and Services—4.0%
27,600	Icon PLC, SP ADR*	445,740
56,000	Illumina, Inc.† *	2,085,440
9,760	Millipore Corp.*	560,322

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Life Sciences Tools and Services (Continued)
41,300	Pharmaceutical Product Development, Inc.	$979,636
		4,071,138
	Machinery—3.7%
70,300	Albany International Corp., Class A†	636,215
24,000	Kadant, Inc.† *	276,480
35,300	Kaydon Corp.†	964,749
28,900	Navistar International Corp.† *	966,994
8,500	Oshkosh Truck Corp.†	57,290
29,500	Pall Corp.	602,685
11,400	Pentair, Inc.†	247,038
		3,751,451
	Marine—0.7%
25,800	Kirby Corp.† *	687,312

	Media—0.6%
59,800	Cinemark Holdings, Inc.†	561,522
45,200	RHI Entertainment, Inc.† *	68,704
		630,226
	Metals and Mining—1.5%
23,500	Brush Engineered Materials, Inc.† *	325,945
20,600	Freeport-McMoRan Copper & Gold, Inc.	785,066
80,200	Hecla Mining Co.† *	160,400
24,400	RTI International Metals, Inc.*	285,480
		1,556,891
	Multiline Retail—1.0%
22,840	Dollar Tree, Inc.† *	1,017,522

	Oil, Gas and Consumable Fuels—5.7%
20,600	Cabot Oil & Gas Corp.†	485,542
31,100	CONSOL Energy, Inc.†	784,964
25,300	Continental Resources Inc/OK† *	536,613
42,100	Frontier Oil Corp.†	538,459
12,900	InterOil Corp.† *	361,200
20,100	Massey Energy Co.†	203,412
122,560	Talisman Energy, Inc.	1,286,880
51,500	World Fuel Services Corp.†	1,628,945
		5,826,015
	Paper and Forest Products—0.1%
39,300	Neenah Paper, Inc.†	142,659

	Pharmaceuticals—0.3%
13,000	Perrigo Co.†	322,790

	Real Estate Investment Trusts (REITs)—2.6%
158,800	Annaly Capital Management, Inc., REIT†	2,202,556

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Real Estate Investment Trusts (REITs) (Continued)
152,300	Chimera Investment Corp., REIT†	$511,728
		2,714,284
	Road and Rail—1.7%
52,800	Kansas City Southern† *	671,088
33,200	Landstar System, Inc.†	1,111,204
		1,782,292
	Semiconductors and Semiconductor Equipment—12.7%
68,800	Actel Corp.† *	696,256
56,100	Altera Corp.†	984,555
61,100	ATMI, Inc.† *	942,773
21,100	Cabot Microelectronics Corp.† *	507,033
58,300	Cree, Inc.† *	1,371,799
48,400	Cymer, Inc.† *	1,077,384
15,350	Cypress Semiconductor Corp.† *	103,919
71,600	Entropic Communications, Inc.*	52,984
48,900	Fairchild Semiconductor International, Inc.† *	182,397
89,620	Integrated Device Technology, Inc.*	407,771
69,900	International Rectifier Corp.† *	944,349
68,100	Maxim Integrated Products, Inc.	899,601
18,800	MEMC Electronic Materials, Inc.*	310,012
56,300	Microsemi Corp.† *	653,080
58,099	Mindspeed Technologies, Inc.† *	72,043
52,740	National Semiconductor Corp.†	541,640
155,300	PMC-Sierra, Inc.† *	990,814
22,400	Silicon Laboratories, Inc.† *	591,360
208,670	Skyworks Solutions, Inc.† *	1,681,880
		13,011,650
	Software—3.3%
110,700	Amdocs, Ltd.*	2,050,164
29,900	Commvault Systems, Inc.† *	328,003
23,000	Macrovision Solutions Corp.*	409,170
31,800	Manhattan Associates, Inc.† *	550,776
13,900	TiVo, Inc.† *	97,856
		3,435,969
	Specialty Retail—1.0%
183,440	Chico’s FAS, Inc.† *	985,073

	Trading Companies and Distributors—1.0%
30,600	Watsco, Inc.†	1,041,318

	Wireless Telecommunication Services—2.5%
123,000	MetroPCS Communications, Inc.† *	2,100,840

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Wireless Telecommunication Services (Continued)
27,700	NII Holdings, Inc.*	$415,500
		2,516,340
	TOTAL COMMON STOCKS (Cost $129,531,465)	99,336,809

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—30.3%
$2,709,997	State Street Bank & Trust (Euro Time Deposit)	0.010%	04/01/2009	2,709,997

Shares

28,344,227	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	28,344,227

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,054,224)	31,054,224

	TOTAL INVESTMENTS AT MARKET VALUE—127.2% (Cost $160,585,689)	130,391,033
	Other Liabilities in Excess of Assets—(27.2)%	(27,887,943)
	NET ASSETS—100.0%	$102,503,090

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2009, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.5%
Industrials	18.7%
Health Care	18.2%
Financials	9.0%
Energy	8.6%
Materials	8.5%
Consumer Discretionary	3.9%
Telecommunication Services	3.2%
Consumer Staples	0.3%
Short-Term Investments	30.3%
Total	127.2%

The accompanying notes are an integral part of these Schedule of Investments.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

Shares		Value (Note 1)

	COMMON STOCKS—97.5%

	Aerospace & Defense—15.7%
12,770	Boeing Co.	$454,357
36,220	General Dynamics Corp.	1,506,390
32,150	Lockheed Martin Corp.	2,219,314
51,130	Northrop Grumman Corp.	2,231,313
27,280	Precision Castparts Corp.†	1,634,072
48,070	Raytheon Co.	1,871,846
		9,917,292
	Biotechnology—8.7%
40,920	Amgen, Inc.*	2,026,358
27,105	Biogen Idec, Inc.*	1,420,844
34,560	Genzyme Corp.*	2,052,519
		5,499,721
	Capital Markets—10.8%
77,090	Bank of New York Mellon Corp. (The)	2,177,792
15,490	Goldman Sachs Group, Inc. (The)	1,642,250
72,000	Morgan Stanley	1,639,440
43,740	State Street Corp.†	1,346,317
		6,805,799
	Chemicals—3.4%
8,390	Monsanto Co.	697,209
21,890	Praxair, Inc.	1,472,978
		2,170,187
	Commercial Banks—1.6%
69,650	U.S. Bancorp†	1,017,587

	Communications Equipment—3.7%
131,630	Cisco Systems, Inc.*	2,207,435
3,730	QUALCOMM, Inc.	145,134
		2,352,569
	Computers and Peripherals—3.9%
29,430	Hewlett-Packard Co.	943,526
15,850	International Business Machines Corp.	1,535,706
		2,479,232
	Diversified Financial Services—3.6%
86,490	JPMorgan Chase & Co.	2,298,904

	Diversified Telecommunication Services—2.2%
53,890	AT&T, Inc.	1,358,028

	Electronic Equipment, Instruments & Components—1.3%
51,490	Agilent Technologies, Inc.*	791,401

	Energy Equipment and Services—1.3%
34,670	Halliburton Co.	536,345

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
5,200	Transocean, Ltd.† *	$305,968
		842,313
	Food and Staples Retailing—3.6%
44,240	Wal-Mart Stores, Inc.	2,304,904

	Health Care Equipment and Supplies—3.2%
16,130	Baxter International, Inc.	826,179
18,080	Becton, Dickinson & Co.	1,215,699
		2,041,878
	Hotels, Restaurants & Leisure—5.8%
27,610	McDonald’s Corp.	1,506,678
77,910	Yum! Brands, Inc.	2,140,967
		3,647,645
	Household Products—2.2%
29,610	Kimberly-Clark Corp.	1,365,317

	Internet Software and Services—2.9%
5,300	Google, Inc., Class A*	1,844,718

	IT Services—1.4%
5,110	MasterCard, Inc., Class A†	855,823

	Life Sciences Tools and Services—1.3%
22,990	Thermo Fisher Scientific, Inc.*	820,053

	Media—5.1%
108,880	DIRECTV Group, Inc. (The)† *	2,481,375
41,310	Walt Disney Co. (The)	750,190
		3,231,565
	Oil, Gas and Consumable Fuels—5.7%
24,860	Chevron Corp.†	1,671,587
18,500	ConocoPhillips	724,460
26,760	Devon Energy Corp.	1,195,904
		3,591,951
	Pharmaceuticals—4.9%
19,050	Abbott Laboratories	908,685
14,040	Johnson & Johnson	738,504

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
40,010	Shire PLC, ADR†	$1,437,959
		3,085,148
	Road and Rail—1.2%
18,410	Union Pacific Corp.	756,835

	Software—2.9%
102,710	Oracle Corp.*	1,855,970

	Specialty Retail—1.1%
29,910	Home Depot, Inc. (The)	704,680

	TOTAL COMMON STOCKS (Cost $70,223,281)	61,639,520

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—13.7%
$1,313,962	State Street Bank & Trust (Euro Time Deposit)	0.010%	04/01/2009	1,313,962

Shares

7,336,876	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	7,336,876

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,650,838)	8,650,838

	TOTAL INVESTMENTS AT MARKET VALUE—111.2% (Cost $78,874,119)	70,290,358
	Other Liabilities in Excess of Assets—(11.2)%	(7,097,287)
	NET ASSETS—100.0%	$63,193,071

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2009, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Health Care	18.1%
Industrials	16.9%
Information Technology	16.1%
Financials	16.0%
Consumer Discretionary	12.0%
Energy	7.0%
Consumer Staples	5.8%
Materials	3.4%
Telecommunication Services	2.2%
Short-Term Investments	13.7%
Total	111.2%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2009, the Company consisted of four separate diversified investment portfolios:  Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange.  However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value.  The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price.  Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ investments carried at value:

Investments in Securities

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Brandes International Equity Fund	$18,495,512	$255,819,850	—	$274,315,362
Turner Core Growth Fund	81,519,638	20,335,150	—	101,854,788
Frontier Capital Appreciation Fund	99,336,809	31,054,224	—	130,391,033
Business Opportunity Value Fund	61,639,520	8,650,838	—	70,290,358

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At March 31, 2009, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$47,871,622	$50,323,065
Turner Core Growth Fund	19,067,455	19,524,163
Frontier Capital Appreciation Fund	27,561,453	28,344,227
Business Opportunity Value Fund	7,175,295	7,336,876

2.    Tax Information

At March 31, 2009, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

Brandes International Equity Fund	$477,974,064	$6,906,729	$(210,565,431)	$(203,658,702)
Turner Core Growth Fund	114,815,968	3,108,718	(16,069,898)	(12,961,180)
Frontier Capital Appreciation Fund	161,055,635	12,681,440	(43,346,042)	(30,664,602)
Business Opportunity Value Fund	85,250,235	2,313,493	(17,273,370)	(14,959,877)

The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at March 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	May 28, 2009

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	May 28, 2009